                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Gindrup
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     Donna Gindrup     Galveston, Texas       January 20, 2006


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $137,796 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name



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Kempner Capital Management
FORM 13F
December 31, 2005

                                                                                                          Voting Authority
                                   Title of              Value       Shares/  Sh/  Invstmt   Other
Name of Issuer                     Class     CUSIP       (x$1000)    Prn Amt  Prn  Dscretn   Managers   Sole     Shared     None
--------------                     -----     -----       --------    -------  ---  -------   --------   ----     ------     ----

AT&T Inc.                        COM       00206R102     3124       127560   SH    Sole                 127560
Alcoa Inc                        COM       013817101     2563        86690   SH    Sole                  86690
Alltel Corp.                     COM       020039103    25606       405798   SH    Sole                 405798
Am Finl Realty Tr REIT           COM       02607P305      428        35640   SH    Sole                  35640
American Axle & Manf             COM       024061103     2903       158355   SH    Sole                 158355
American Intl Group              COM       026874107     2327        34112   SH    Sole                  34112
Bank of America Corp.            COM       060505104     3191        69140   SH    Sole                  69140
BellSouth Corp                   COM       079860102     3983       146975   SH    Sole                 146975
Blyth Inc.                       COM       09643P108     2529       120700   SH    Sole                 120700
Borders Group Inc                COM       099709107     1306        60280   SH    Sole                  60280
Cendant Corporation              COM       151313103     1558        90300   SH    Sole                  90300
Cullen Frost Bankers             COM       229899109     4909        91456   SH    Sole                  91456
Deluxe Corporation               COM       248019101     2229        73940   SH    Sole                  73940
Dow Chemical Co                  COM       260543103     2388        54485   SH    Sole                  54485
Ener Conv Devices Inc            COM       292659109      887        21766   SH    Sole                  21766
Enzo Biochem Inc.                COM       294100102      651        52401   SH    Sole                  52401
Exxon Mobil Corp.                COM       30231G102      265         4725   SH    Sole                   4725
Family Dollar Stores Inc         COM       307000109      751        30290   SH    Sole                  30290
Fannie Mae                       COM       313586109     4763        97587   SH    Sole                  97587
Flagstar Bancorp Inc.            COM       337930101     1298        90130   SH    Sole                  90130
Freddie Mac                      COM       313400301     4060        62120   SH    Sole                  62120
Gannett Company Inc              COM       364730101     3052        50380   SH    Sole                  50380
Gap Inc. (The)                   COM       364760108     2500       141740   SH    Sole                 141740
General Mills Inc                COM       370334104     2146        43520   SH    Sole                  43520
Georgia Gulf Corp.               COM       373200203     2500        82180   SH    Sole                  82180
Jefferson-Pilot Corp.            COM       475070108     1438        25260   SH    Sole                  25260
Johnson Controls Inc             COM       478366107     1848        25350   SH    Sole                  25350
Lafarge No America Inc           COM       505862102     1222        22214   SH    Sole                  22214
Manpower Inc.                    COM       56418H100      450         9675   SH    Sole                   9675
Marsh & McLennan                 COM       571748102     4048       127460   SH    Sole                 127460
Morgan Stanley                   COM       617446448     1800        31720   SH    Sole                  31720
NiSource Inc.                    COM       65473P105     2730       130880   SH    Sole                 130880
Noble Energy Inc.                COM       655044105      379         9394   SH    Sole                   9394
North Fork Bancorp Inc.          COM       659424105     2183        79770   SH    Sole                  79770
Pepco Holdings Inc               COM       713291102      913        40800   SH    Sole                  40800
Pfizer, Inc.                     COM       717081103     4217       180845   SH    Sole                 180845
RadioShack Corporation           COM       750438103     1981        94190   SH    Sole                  94190
Sara Lee Corporation             COM       803111103     1225        64840   SH    Sole                  64840
Team Inc                         COM       878155100     1134        53700   SH    Sole                  53700
Ventas Inc.REIT                  COM       92276F100     1583        49441   SH    Sole                  49441
Verizon Comm. Inc.               COM       92343V104     3283       109000   SH    Sole                 109000
Washington Federal, Inc.         COM       938824109     1819        79138   SH    Sole                  79138
Wyeth                            COM       983024100     2487        53985   SH    Sole                  53985
Zions Bancorp                    COM       989701107     1246        16490   SH    Sole                  16490
Can. Natl. Railway Co.                     136375102      952        11905   SH    Sole                  11905
Canon Inc ADR                              138006309     1493        25375   SH    Sole                  25375
DSM NV                                     23332H202     1726       169692   SH    Sole                 169692
Nokia Corporation                          654902204     4398       240340   SH    Sole                 240340
RenaissanceRe HlgLtd                       G7496G103     2269        51430   SH    Sole                  51430
Sappi Ltd. ADR                             803069202     3341       294910   SH    Sole                 294910
Scottish Power                             81013T705      625        16711   SH    Sole                  16711
Toyota Motor Corp ADS                      892331307      472         4510   SH    Sole                   4510
XL Capital Ltd.                            G98255105     2670        39632   SH    Sole                  39632
MorganStanleyDeanWitter 0% 3/3             61744Y181      120        10000   SH    Sole                  10000
Alliance Worldwide Privatizati             01879X103      281     17746.92   SH    Sole               17746.92
MrgnStnly AsiaPacific Fd                   61744U106      575        37000   SH    Sole                  37000
MrgnStnly India Invstmnt Fd                61745C105      971        26000   SH    Sole                  26000
REPORT SUMMARY                    57      DATA RECORDS 137796            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED